SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 36.0%
Communication Services — 1.2%
AT&T
5.539%, 02/20/2026	$300	$300
5.480%, SOFRINDX + 0.640%, 03/25/2024 (A)	650	649
Take-Two Interactive Software
3.300%, 03/28/2024	525	515
Verizon Communications
5.610%, SOFRINDX + 0.790%, 03/20/2026 (A)	500	496
5.331%, SOFRINDX + 0.500%, 03/22/2024 (A)	500	500
Warnermedia Holdings
3.428%, 03/15/2024 (B)	750	734

		3,194

Consumer Discretionary — 2.3%
American Honda Finance MTN
0.875%, 07/07/2023	300	298
Daimler Truck Finance North America LLC
5.837%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	450	449
5.562%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	600	595
General Motors Financial
5.552%, U.S. SOFR + 0.760%, 03/08/2024 (A)	500	498
5.457%, U.S. SOFR + 0.620%, 10/15/2024 (A)	2,895	2,861
4.250%, 05/15/2023	525	524
Home Depot
4.000%, 09/15/2025	45	45
Howard University
2.801%, 10/01/2023	380	376
Hyatt Hotels
1.300%, 10/01/2023	175	172
Nordstrom
2.300%, 04/08/2024	210	200
Starbucks
5.140%, SOFRINDX + 0.420%, 02/14/2024 (A)	345	345

		6,363

Consumer Staples — 1.6%
Coca-Cola Europacific Partners PLC
0.500%, 05/05/2023 (B)	350	350
Conagra Brands
0.500%, 08/11/2023	325	321
Constellation Brands
3.600%, 05/09/2024	350	344
General Mills
5.241%, 11/18/2025	320	320

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JDE Peet's
0.800%, 09/24/2024 (B)	$500	$467
Kenvue
5.500%, 03/22/2025 (B)	275	280
Keurig Dr Pepper
0.750%, 03/15/2024	2,010	1,935
Mondelez International
2.125%, 03/17/2024	290	282

		4,299

Energy — 3.1%
ConocoPhillips
2.125%, 03/08/2024	450	440
Enbridge
5.357%, SOFRINDX + 0.630%, 02/16/2024 (A)	775	773
Energy Transfer
5.875%, 01/15/2024	1,370	1,370
Kinder Morgan Energy Partners
4.300%, 05/01/2024	1,350	1,338
Pioneer Natural Resources
0.550%, 05/15/2023	830	829
Saudi Arabian Oil
1.250%, 11/24/2023 (B)	200	195
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	1,230	1,202
Southern Union
7.600%, 02/01/2024	700	705
Williams
5.400%, 03/02/2026	110	112
4.300%, 03/04/2024	1,365	1,354

		8,318

Financials — 17.0%
American Express
4.990%, U.S. SOFR + 0.999%, 05/01/2026 (A)	275	275
3.950%, 08/01/2025	325	319
3.375%, 05/03/2024	350	343
0.750%, 11/03/2023	2,005	1,961
Athene Global Funding
5.454%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	825	816
Banco Santander
3.892%, 05/24/2024	400	393
Bank of America
5.528%, U.S. SOFR + 0.690%, 04/22/2025 (A)	650	645
5.080%, U.S. SOFR + 1.290%, 01/20/2027 (A)	275	274

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.499%, U.S. SOFR + 0.660%, 02/04/2025 (A)	$510	$507
5.272%, BSBY3M + 0.430%, 05/28/2024 (A)	575	574
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (A)	1,830	1,775
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (A)	300	299
Bank of Montreal
5.142%, SOFRINDX + 0.350%, 12/08/2023 (A)	600	599
Bank of Montreal MTN
5.432%, SOFRINDX + 0.620%, 09/15/2026 (A)	675	662
5.157%, SOFRINDX + 0.320%, 07/09/2024 (A)	325	323
Bank of Nova Scotia
5.219%, U.S. SOFR + 0.380%, 07/31/2024 (A)	650	646
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (B)	350	349
4.524%, 07/13/2025 (B)	250	246
Barclays PLC MTN
4.338%, ICE LIBOR USD 3 Month + 1.356%, 05/16/2024 (A)	650	649
BPCE
5.029%, 01/15/2025 (B)	345	341
Brighthouse Financial Global Funding MTN
5.597%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	445	440
Canadian Imperial Bank of Commerce
5.205%, SOFRINDX + 0.400%, 12/14/2023 (A)	575	573
Capital One Financial
5.482%, U.S. SOFR + 0.690%, 12/06/2024 (A)	425	416
4.985%, U.S. SOFR + 2.160%, 07/24/2026 (A)	250	244
Citigroup
5.532%, U.S. SOFR + 0.694%, 01/25/2026 (A)	350	345
5.508%, U.S. SOFR + 0.669%, 05/01/2025 (A)	250	248
Citizens Bank
4.119%, U.S. SOFR + 1.395%, 05/23/2025 (A)	250	238
CNA Financial
7.250%, 11/15/2023	200	201
Commonwealth Bank of Australia
5.332%, U.S. SOFR + 0.520%, 06/15/2026 (A)(B)	425	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Corebridge Financial
3.500%, 04/04/2025 (B)	$230	$221
Corebridge Global Funding
0.800%, 07/07/2023 (B)	315	312
Credit Suisse NY
5.230%, SOFRINDX + 0.390%, 02/02/2024 (A)	2,280	2,207
4.750%, 08/09/2024	250	242
0.520%, 08/09/2023	650	637
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (A)(B)	350	352
Deutsche Bank NY
5.946%, U.S. SOFR + 1.219%, 11/16/2027 (A)	550	494
5.339%, U.S. SOFR + 0.500%, 11/08/2023 (A)	600	595
DNB Bank
2.968%, SOFRINDX + 0.810%, 03/28/2025 (A)(B)	275	269
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (B)	300	300
Fifth Third Bank
5.852%, U.S. SOFR + 1.230%, 10/27/2025 (A)	470	467
GA Global Funding Trust
5.301%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	1,745	1,694
Goldman Sachs Group
5.538%, U.S. SOFR + 0.700%, 01/24/2025 (A)	425	423
5.298%, U.S. SOFR + 0.500%, 09/10/2024 (A)	250	249
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (A)	2,200	2,135
HSBC Holdings PLC
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (A)	300	315
5.318%, U.S. SOFR + 0.580%, 11/22/2024 (A)	425	419
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (A)	250	241
Jackson Financial
1.125%, 11/22/2023	425	415
JPMorgan Chase
5.723%, U.S. SOFR + 0.885%, 04/22/2027 (A)	650	641
5.414%, U.S. SOFR + 0.580%, 06/23/2025 (A)	325	321

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.307%, U.S. SOFR + 0.535%, 06/01/2025 (A)	$400	$396
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (A)	2,090	2,052
KeyBank
5.180%, SOFRINDX + 0.340%, 01/03/2024 (A)	575	569
5.125%, SOFRINDX + 0.320%, 06/14/2024 (A)	400	392
Macquarie Group MTN
5.547%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	425	418
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	293
4.650%, 01/27/2026	460	445
MassMutual Global Funding II
5.197%, U.S. SOFR + 0.360%, 04/12/2024 (A)(B)	400	399
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	448	446
Mitsubishi UFJ Financial Group
4.788%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 07/18/2025 (A)	325	322
Mizuho Financial Group
5.588%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (A)	775	775
Morgan Stanley
5.050%, U.S. SOFR + 1.295%, 01/28/2027 (A)	275	276
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (A)	2,130	2,088
Morgan Stanley Bank
4.754%, 04/21/2026	250	251
National Bank of Canada
0.750%, 08/06/2024	325	307
Nationwide Building Society
0.550%, 01/22/2024 (B)	400	385
NatWest Markets PLC
5.247%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	490	486
Nordea Bank Abp
1.000%, 06/09/2023 (B)	300	298
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	400	393
PNC Financial Services Group
5.671%, SOFRINDX + 1.090%, 10/28/2025 (A)	425	426
Principal Life Global Funding II
5.287%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	170	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.137%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	$665	$661
Protective Life Global Funding
1.082%, 06/09/2023 (B)	255	254
Royal Bank of Canada MTN
5.288%, SOFRINDX + 0.450%, 10/26/2023 (A)	400	400
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	250	246
Societe Generale
5.888%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	425	415
4.351%, 06/13/2025 (B)	500	489
Standard Chartered PLC
7.776%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.100%, 11/16/2025 (A)(B)	300	309
6.170%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 01/09/2027 (A)(B)	350	355
Sumitomo Mitsui Trust Bank MTN
5.245%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	500	497
Toronto-Dominion Bank MTN
5.388%, U.S. SOFR + 0.590%, 09/10/2026 (A)	425	417
5.148%, U.S. SOFR + 0.350%, 09/10/2024 (A)	500	496
5.135%, U.S. SOFR + 0.355%, 03/04/2024 (A)	575	573
Truist Financial MTN
5.195%, U.S. SOFR + 0.400%, 06/09/2025 (A)	400	385
UBS
0.700%, 08/09/2024 (B)	400	375
UBS MTN
5.066%, U.S. SOFR + 0.360%, 02/09/2024 (A)(B)	400	399

		45,927

Health Care — 4.0%
Amgen
5.250%, 03/02/2025	275	277
Baxter International
5.201%, SOFRINDX + 0.440%, 11/29/2024 (A)	425	417
Bristol-Myers Squibb
0.537%, 11/13/2023	425	415
Cigna Group
3.750%, 07/15/2023	1,775	1,768
0.613%, 03/15/2024	190	183

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommonSpirit Health
4.200%, 08/01/2023	$1,115	$1,110
CVS Health
5.000%, 02/20/2026	275	278
GE HealthCare Technologies
5.550%, 11/15/2024 (B)	375	377
Haleon US Capital LLC
3.024%, 03/24/2024	420	411
Humana
5.700%, 03/13/2026	275	277
0.650%, 08/03/2023	1,700	1,680
Illumina
5.800%, 12/12/2025	300	305
PerkinElmer
0.550%, 09/15/2023	600	590
Royalty Pharma PLC
0.750%, 09/02/2023	700	688
Stryker
0.600%, 12/01/2023	230	224
Thermo Fisher Scientific
5.367%, SOFRINDX + 0.530%, 10/18/2024 (A)	1,810	1,809

		10,809

Industrials — 0.8%
AerCap Ireland Capital DAC
5.521%, U.S. SOFR + 0.680%, 09/29/2023 (A)	700	697
Boeing
1.950%, 02/01/2024	425	413
Cargill
1.375%, 07/23/2023 (B)	300	298
Carlisle
0.550%, 09/01/2023	175	172
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	450	426
Raytheon Technologies
5.000%, 02/27/2026	115	117

		2,123

Information Technology — 1.8%
Hewlett Packard Enterprise
5.900%, 10/01/2024	1,300	1,314
4.450%, 10/02/2023	250	248
Microchip Technology
0.972%, 02/15/2024	375	362
Skyworks Solutions
0.900%, 06/01/2023	855	852
TD SYNNEX
1.250%, 08/09/2024	650	610

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VMware
1.000%, 08/15/2024	$1,445	$1,368

		4,754

Materials — 0.6%
Celanese US Holdings LLC
5.900%, 07/05/2024	325	325
Martin Marietta Materials
0.650%, 07/15/2023	480	475
Nutrien
5.900%, 11/07/2024	175	177
Sherwin-Williams
4.050%, 08/08/2024	250	247
Vulcan Materials
5.800%, 03/01/2026	275	277

		1,501

Real Estate — 0.1%
Realty Income
5.050%, 01/13/2026	320	320

Utilities — 3.5%
American Electric Power
5.779%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (A)	1,060	1,058
CenterPoint Energy
5.369%, SOFRINDX + 0.650%, 05/13/2024 (A)	325	323
Dominion Energy
5.396%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (A)	475	475
Duke Energy
5.048%, U.S. SOFR + 0.250%, 06/10/2023 (A)	500	500
Edison International
3.550%, 11/15/2024	275	267
Mississippi Power
5.141%, U.S. SOFR + 0.300%, 06/28/2024 (A)	350	347
NextEra Energy Capital Holdings
6.051%, 03/01/2025	200	203
2.940%, 03/21/2024	450	441
OGE Energy
0.703%, 05/26/2023	245	244
Pacific Gas and Electric
3.250%, 02/16/2024	350	343
1.700%, 11/15/2023	275	268
Public Service Enterprise Group
0.841%, 11/08/2023	2,370	2,314
Southern California Edison
5.670%, SOFRINDX + 0.830%, 04/01/2024 (A)	960	956

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Gas
5.488%, ICE LIBOR USD 3 Month + 0.350%, 09/14/2023 (A)	$970	$967
Tampa Electric
3.875%, 07/12/2024	325	320
WEC Energy Group
4.750%, 01/09/2026	550	552

		9,578

Total Corporate Obligations
(Cost $98,357) ($ Thousands)		97,186

ASSET-BACKED SECURITIES — 24.8%
Automotive — 12.8%

American Credit Acceptance Receivables Trust, Ser 2022-1, Cl A
0.990%, 12/15/2025 (B)	5	5
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/2026 (B)	108	108
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (B)	382	381
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (B)	185	185
AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl C
2.320%, 07/18/2025	308	304
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	465	466
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	50	49
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A2A
3.740%, 09/15/2025	473	468
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	300	299
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	375	370
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	517	500
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	473	456
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	555	554

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	$920	$921
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	516	486
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	6	6
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	73	67
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	178	163
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	18	18
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	328	315
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.178%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)(B)	132	132
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (B)	405	407
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (B)	188	187
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	287	284
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (B)	562	560
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (B)	306	306
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	250	242
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	171	166
DT Auto Owner Trust, Ser 2020-1A, Cl C
2.290%, 11/17/2025 (B)	45	45
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	56	56
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	149	148

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (B)	$20	$20
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	224	222
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (B)	511	509
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (B)	440	440
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	140	135
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	1,160	1,147
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (B)	80	79
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (B)	280	282
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (B)	215	216
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	55	54
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/2024	41	41
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl A2
5.290%, 01/15/2025	366	366
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	135	135
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	111	105
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	272	265
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	106	105
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	1,297	1,263
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (B)	74	73
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	285	274
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	101	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (B)	$280	$280
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/2025	500	484
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A2A
5.190%, 06/15/2025	280	279
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (B)	480	465
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	93	91
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	43	43
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/2026 (B)	402	399
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (B)	305	303
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	141	140
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl A2
4.590%, 05/15/2026 (B)	155	154
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (B)	405	405
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	200	200
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (B)	1,155	1,155
Harley-Davidson Motorcycle Trust, Ser 2022-A, Cl A2A
2.450%, 05/15/2025	110	109
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	750	749
Hyundai Auto Lease Securitization Trust, Ser 2021-A, Cl B
0.610%, 10/15/2025 (B)	550	545
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/2025 (B)	225	225

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (B)	$260	$260
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	63	63
JPMorgan Chase Bank, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	224	220
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (B)	235	229
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (B)	199	198
LAD Auto Receivables Trust, Ser 2023-1A, Cl A1
4.929%, 02/15/2024 (B)	306	306
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	309	296
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A1
5.383%, 03/15/2024 (B)	255	255
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A2
5.090%, 01/15/2026	700	698
Nissan Auto Lease Trust, Ser 2023-A, Cl A2A
5.100%, 03/17/2025	520	519
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	235	235
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (B)	315	305
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (B)	767	763
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (B)	287	287
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	175	173
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	193	192
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	393	389
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	54	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	$1,900	$1,819
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/2025	128	128
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	350	346
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/2026	400	399
Toyota Lease Owner Trust, Ser 2023-A, Cl A2
5.300%, 08/20/2025 (B)	240	240
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	84	83
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (B)	186	186
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A3
0.510%, 06/16/2025 (B)	107	106
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	331	329
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (B)	258	257
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (B)	239	238
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	1,055	1,035
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (B)	560	560
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	235	234
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	25	25
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	220	215
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (B)	365	365

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (B)	$720	$720
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (B)	715	719
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	253	243
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	475	476
		34,673

Credit Card — 0.8%

Capital One Multi-Asset Execution Trust, Ser 2021-A3, Cl A3
1.040%, 11/15/2026	425	401
CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (B)	900	860
Evergreen Credit Card Trust, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (B)	500	496
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (B)	190	180
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	335	327
		2,264

Miscellaneous Business Services — 11.2%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
5.179%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	27	27
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	13	13
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	43	42
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	355	341
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	186	181
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	109	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	$187	$182
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (B)	265	265
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	153	149
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (B)	180	178
Apidos CLO XII, Ser 2018-12A, Cl AR
6.340%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	600	593
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.260%, ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (A)(B)	530	524
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	163	146
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	115	112
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	275	268
Barings CLO, Ser 2018-3A, Cl A1
6.200%, ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (A)(B)	156	155
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.210%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	566	560
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	400	382
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	354	348
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (B)	113	112
BSPRT, Ser 2022-FL8, Cl A
6.250%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	425	415
Carbone CLO, Ser 2017-1A, Cl A1
6.390%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(B)	250	248
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.230%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	648	641

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.230%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	$406	$401
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	80	78
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (B)	375	378
CIFC Funding, Ser 2017-1A, Cl ARR
6.383%, ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)(B)	325	321
CIFC Funding, Ser 2018-2A, Cl A1
6.290%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(B)	300	297
CIFC Funding, Ser 2018-3A, Cl AR
6.135%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	326	322
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/2025	123	122
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	695	695
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	603	574
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (B)	725	703
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (B)	322	320
Dewolf Park CLO, Ser 2021-1A, Cl AR
6.180%, ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (A)(B)	600	593
Dext ABS, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	129	124
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (B)	350	330
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (B)	335	334
DLLMT LLC, Ser 2021-1A, Cl A2
0.600%, 03/20/2024 (B)	45	44
DLLST LLC, Ser 2022-1A, Cl A2
2.790%, 01/22/2024 (B)	201	200
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (B)	400	392
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	44	42
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	400	390

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Goldentree Loan Management US CLO, Ser 2021-2A, Cl AR
6.160%, ICE LIBOR USD 3 Month + 0.910%, 11/20/2030 (A)(B)	$400	$395
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (B)	123	122
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	81	76
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	225	219
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (B)	355	356
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	320	321
KKR CLO, Ser 2017-11, Cl AR
6.440%, ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)(B)	314	312
KKR CLO, Ser 2018-21, Cl A
6.260%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	465	461
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	48	47
LCM XXIII, Ser 2020-23A, Cl A1R
6.320%, ICE LIBOR USD 3 Month + 1.070%, 10/20/2029 (A)(B)	430	426
LCM XXIV, Ser 2021-24A, Cl AR
6.230%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	471	466
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.261%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	486	482
Madison Park Funding XXX, Ser 2018-30A, Cl A
6.010%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)(B)	831	822
Magnetite VIII, Ser 2018-8A, Cl AR2
6.240%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	673	667
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	23	23
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	167	165
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/2032 (B)	68	67
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (B)	141	139
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (B)	505	504

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (B)	$475	$476
MF1, Ser 2022-FL8, Cl A
6.132%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	400	390
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	105	98
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	429	391
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	506	444
Neuberger Berman Loan Advisers CLO, Ser 2021-25A, Cl AR
6.192%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)(B)	891	879
Neuberger Berman Loan Advisers CLO, Ser 2021-26A, Cl AR
6.182%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	591	584
NYCTL Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	281	271
OCP CLO, Ser 2018-5A, Cl A1R
6.348%, ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)(B)	135	134
OHA Credit Funding 10, Ser 2021-10A, Cl X
6.012%, ICE LIBOR USD 3 Month + 0.750%, 01/18/2036 (A)(B)	238	238
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (B)	334	328
OZLM VII, Ser 2018-7RA, Cl A1R
6.270%, ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)(B)	289	287
OZLM VIII, Ser 2021-8A, Cl A1R3
6.240%, ICE LIBOR USD 3 Month + 0.980%, 10/17/2029 (A)(B)	271	268
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.060%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)(B)	641	634
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/2025 (B)	365	363
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	750	724
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	302	296

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Cl A
3.500%, 06/20/2035 (B)	$117	$116
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl A
3.690%, 09/20/2035 (B)	391	388
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (B)	1,186	1,186
SoFi Consumer Loan Program, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	71	69
Symphony CLO XVIII, Ser 2021-18A, Cl X
6.023%, ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)(B)	188	187
Symphony Static CLO I, Ser 2021-1A, Cl A
6.085%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	460	454
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	39	39
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	139	135
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	140	138
Verizon Owner Trust, Ser 2020-B, Cl B
0.680%, 02/20/2025	220	215
Vibrant CLO VI, Ser 2021-6A, Cl AR
5.913%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	196	194
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (B)	117	115
Voya CLO, Ser 2018-2A, Cl A1R
6.299%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	475	469
Voya CLO, Ser 2020-1A, Cl AR
6.320%, ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)(B)	575	570
Voya CLO, Ser 2020-2A, Cl A1RR
6.280%, ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (A)(B)	416	413
		30,210

Total Asset-Backed Securities
(Cost $67,930) ($ Thousands)		67,147

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Notes
5.112%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/2024 (A)	$9,560	$9,553
3.875%, 03/31/2025	2,500	2,490
2.875%, 06/15/2025 (C)	2,000	1,954
2.500%, 05/31/2024	2,000	1,952
2.000%, 04/30/2024	3,350	3,257
0.375%, 04/15/2024	10,075	9,659
0.125%, 08/15/2023	2,500	2,464
0.125%, 10/15/2023	3,915	3,831
0.125%, 12/15/2023	7,350	7,138

Total U.S. Treasury Obligations
(Cost $42,505) ($ Thousands)		42,298

MORTGAGE-BACKED SECURITIES — 12.9%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC
3.677%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.091%, 02/01/2030(A)	3	3
FHLMC Multifamily Structured Pass-Through Certificates, Cl A
2.770%, 05/25/2025	505	488
FHLMC Multifamily Structured Pass-Through Certificates, Cl A2
2.905%, 04/25/2024	686	671
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	58	57
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	174	169
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	19	19
FHLMC REMIC, Ser 2017-4721, Cl HV
3.500%, 09/15/2030	99	98
FNMA
6.000%, 01/01/2027	4	4
5.500%, 12/01/2023	–	–
5.000%, 02/01/2024 to 03/01/2025	–	–
4.465%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029(A)	3	3
4.245%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025(A)	–	–
4.146%, ICE LIBOR USD 6 Month + 1.843%, 09/01/2024(A)	2	2
4.057%, ICE LIBOR USD 6 Month + 1.774%, 09/01/2024(A)	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.045%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.045%, 05/01/2028(A)	$–	$–
3.500%, 08/01/2032	277	270
3.000%, 10/01/2030 to 12/01/2030	494	474
FNMA REMIC, Ser 2001-33, Cl FA
5.470%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2031(A)	2	2
FNMA REMIC, Ser 2002-64, Cl FG
5.209%, ICE LIBOR USD 1 Month + 0.250%, 10/18/2032(A)	–	–
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	102	96
FNMA REMIC, Ser 2012-63, Cl MA
4.000%, 06/25/2040	213	209
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	15	15
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(A)	367	357
FNMA, Ser 2017-M13, Cl FA
5.178%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	22	22
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	89	88

		3,048
Non-Agency Mortgage-Backed Obligations — 11.8%
Angel Oak Mortgage Trust LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	4	4
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	29	28
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	136	126
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	169	155
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	102	92
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	81	73
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	254	212
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	231	191

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	$411	$341
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	94	87
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.933%, 07/25/2035(A)	25	22
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.840%, 11/25/2035(A)	4	4
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
5.923%, ICE LIBOR USD 1 Month + 0.975%, 08/15/2036(A)(B)	320	319
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	224	213
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
4.485%, 06/25/2035(A)	15	14
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
4.448%, 08/25/2035(A)	29	26
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	320	300
BFLD Trust, Ser 2020-OBRK, Cl A
7.055%, TSFR1M + 2.164%, 11/15/2028(A)(B)	325	322
BPR Trust, Ser 2021-TY, Cl A
5.998%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(B)	960	906
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	72	68
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	119	105
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	99	92
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	212	191
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	71	68
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(B)	121	115
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
5.924%, TSFR1M + 1.034%, 10/15/2036(A)(B)	512	506

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
6.084%, TSFR1M + 1.194%, 10/15/2036(A)(B)	$374	$369
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
5.818%, ICE LIBOR USD 1 Month + 0.870%, 06/15/2038(A)(B)	606	581
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.600%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	345	334
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.648%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	275	265
BX Trust, Ser 2021-LGCY, Cl A
5.454%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2036(A)(B)	600	574
BX Trust, Ser 2022-LBA6, Cl A
5.890%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	364
BX, Ser 2021-MFM1, Cl B
5.955%, TSFR1M + 1.064%, 01/15/2034(A)(B)	497	482
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	477	459
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	73	70
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.015%, SOFR30A + 1.200%, 02/25/2050(A)(B)	257	232
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	735	716
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	261	255
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	428	412
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	275	270
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.538%, 09/25/2034(A)	6	6
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.275%, 03/25/2036(A)	36	28

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058(A)(B)	$104	$100
CML Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.560%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2035(A)	6	5
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	140	120
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	91	82
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	42	39
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	192	156
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	263	212
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	79	68
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	476	379
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	443	357
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	50	50
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	3	3
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)(D)	315	292
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	205	165
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	338	277
CSMC Trust, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	366	301
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	63	56
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	80	69
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	22	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	$41	$37
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	47	39
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	138	112
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.649%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	530	512
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.328%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)(B)	244	237
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
10.020%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	56	56
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.920%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	233	247
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.667%, 10/25/2046(A)(B)	655	651
FREMF Mortgage Trust, Ser 2013-K33, Cl B
3.632%, 08/25/2046(A)(B)	1,100	1,091
FREMF Mortgage Trust, Ser 2013-K35, Cl C
4.115%, 12/25/2046(A)(B)	475	470
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.852%, 10/25/2048(A)(B)	300	290
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)(D)	64	58
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	260	245
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	116	99
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	221	182
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	674	535
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.350%, 11/19/2035(A)	63	54
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	71	69
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	170	163

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059(A)(B)	$4	$4
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
5.621%, TSFR1M + 0.731%, 08/15/2036(A)(B)	45	45
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.726%, 07/25/2035(A)	72	40
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.684%, 05/25/2037(A)	57	32
Impac CMB Trust, Ser 2004-9, Cl 1A1
5.780%, ICE LIBOR USD 1 Month + 0.760%, 01/25/2035(A)	12	11
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.540%, ICE LIBOR USD 1 Month + 0.520%, 04/25/2035(A)	15	14
Impac CMB Trust, Ser 2005-3, Cl A1
5.500%, ICE LIBOR USD 1 Month + 0.480%, 08/25/2035(A)	17	15
Impac CMB Trust, Ser 2005-5, Cl A1
5.660%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2035(A)	11	10
Impac CMB Trust, Ser 2005-8, Cl 1A
5.540%, ICE LIBOR USD 1 Month + 0.520%, 02/25/2036(A)	35	31
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	305	260
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	219	179
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	224	190
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	177	173
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	93	90
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
6.115%, SOFR30A + 1.300%, 03/25/2051(A)(B)	403	354
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.014%, 08/25/2035(A)	14	12
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.955%, 05/25/2037(A)	32	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.778%, 10/25/2029(A)(B)	$890	$846
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.770%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	90	86
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
5.748%, ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	190	188
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	327	326
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
3.461%, 06/25/2037(A)	41	26
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	59	56
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	54	50
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	70	64
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	133	118
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	152	134
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	180	151
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.105%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,670	1,619
MHP, Ser 2021-STOR, Cl A
5.648%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	155	150
MHP, Ser 2022-MHIL, Cl A
5.704%, TSFR1M + 0.815%, 01/15/2027(A)(B)	199	192
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	568	549
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	43	41
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	319	307
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	137	128

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	$58	$57
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	117	114
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	800	778
MortgageIT Trust, Ser 2005-5, Cl A1
5.540%, ICE LIBOR USD 1 Month + 0.520%, 12/25/2035(A)	31	29
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	93	90
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	221	208
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.908%, 09/25/2057(A)(B)	106	98
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	33	30
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	63	58
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	83	75
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	357	295
OBX Trust, Ser 2018-1, Cl A2
5.670%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	16	15
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	287	233
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	489	407
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
5.084%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	50	48
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)(D)	114	101
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	34	33
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.559%, 07/27/2037(A)	46	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.493%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	$5	$4
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	7	7
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	440	352
SREIT Trust, Ser 2021-MFP, Cl B
6.028%, ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)(B)	475	457
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	132	115
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	14	14
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	34	32
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	57	51
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	255	209
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	85	83
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	79	78
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	143	136
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
4.331%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(B)	107	107
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	57	54
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	35	34
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
6.020%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2059(A)(B)	343	338
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	630	590

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	$166	$161
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	199	170
TTAN, Ser 2021-MHC, Cl B
6.048%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)(B)	246	237
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)(D)	34	33
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	53	51
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)(D)	25	24
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)(D)	77	71
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	116	99
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	232	198
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	142	122
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	203	183
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	207	178
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	112	100
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.885%, 03/25/2036(A)	49	44
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	176	170
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	133	130

		31,752
Total Mortgage-Backed Securities
(Cost $37,503) ($ Thousands)		34,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
FHLB
5.740%, 04/08/2024	$2,050	$2,047
5.300%, 05/22/2024	700	700
5.300%, 05/28/2024	700	700
5.000%, 11/09/2023	915	915
4.875%, 11/07/2023	85	85
FHLB DN
4.815%, 07/21/2023(E)	1,208	1,195
FHLMC
5.820%, 03/20/2025	900	899
5.300%, 01/27/2026	1,475	1,467
5.125%, 01/27/2025	725	721
4.050%, 07/21/2025	1,680	1,654
4.050%, 08/28/2025	860	846
4.000%, 12/30/2024	950	936
4.000%, 02/28/2025	1,700	1,672
2.940%, 11/24/2023	535	529
2.250%, 03/25/2025	1,775	1,701
FHLMC MTN
5.080%, 10/25/2024	1,350	1,343
FNMA
3.875%, 08/28/2024	1,700	1,675

Total U.S. Government Agency Obligations
(Cost $19,295) ($ Thousands)		19,085

MUNICIPAL BONDS — 3.2%
California — 0.3%
Golden State, Tobacco Securitization, RB
0.672%, 06/01/2023	985	982

Connecticut — 0.2%
Connecticut State, Ser A, GO
2.000%, 07/01/2023	510	507

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Sub-Ser D, RB
1.672%, 10/01/2023	320	316

Massachusetts — 0.4%
Massachusetts State, School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	1,035	1,020

New York — 1.8%
New York City Transitional Finance Authority Building Aid Revenue, Sub-Ser S-1B, RB
0.380%, 07/15/2023	2,200	2,179

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York Mortgage Agency State, Ser 215, RB
5.130%, 10/01/2048 (A)	$800	$800
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	1,830	1,817

		4,796

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023 (F)	1,100	1,091

Total Municipal Bonds
(Cost $8,784) ($ Thousands)		8,712

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 0.2%
BNP Paribas
4.800%, dated 04/28/2023 to be repurchased on 05/01/2023, repurchase price $500,200 (collateralized by U.S. Government obligations, ranging in par value $5,579 - $852,833, 3.730% - 4.316%, 9/1/2030 - 4/1/2053; with total market value $510,000) (G)	$500	$500
Total Repurchase Agreement
(Cost $500) ($ Thousands)		500

Total Investments in Securities — 99.8%
(Cost $274,874) ($ Thousands)		$269,728

A list of the open futures contracts held by the fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	23	Jun-2023	$4,696	$4,742	$46

Short Contracts
U.S. 5-Year Treasury Note	(6)	Jun-2023	$(643)	$(659)	$(16)
U.S. 10-Year Treasury Note	(15)	Jun-2023	(1,676)	(1,728)	(52)
			(2,319)	(2,387)	(68)
			$2,377	$2,355	$(22)

Percentages are based on Net Assets of $270,213 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2023, the value of these securities amounted to $95,471 ($ Thousands), representing 35.3% of the Net Assets of the Fund.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Security is escrowed to maturity.
(G)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 72.9%
Agency Mortgage-Backed Obligations — 68.2%
FHLMC
5.500%, 02/01/2053	$3,026	$3,071
4.727%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.368%, 06/01/2024(A)	1	1
4.619%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.237%, 04/01/2029(A)	1	1
4.500%, 06/01/2023 to 12/01/2039	1,106	1,107
4.423%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.174%, 05/01/2024(A)	1	1
4.238%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.238%, 07/01/2024(A)	2	2
4.198%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.126%, 12/01/2023(A)	8	8
4.197%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.117%, 12/01/2023(A)	2	2
4.000%, 01/01/2033	3,873	3,833
3.606%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.271%, 06/01/2024(A)	–	–
3.500%, 01/01/2029 to 05/01/2035	15,639	15,261
3.000%, 12/01/2031 to 12/01/2046	9,818	9,197
2.500%, 06/01/2030 to 02/01/2032	4,230	4,002
1.500%, 09/01/2041	577	475
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.527%, 01/25/2033(A)	14,655	458
FHLMC Multifamily Structured Pass Through Certificates, Ser K055, Cl A2
2.673%, 03/25/2026	10,804	10,339
FHLMC Multifamily Structured Pass Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	1,702	1,655
FHLMC Multifamily Structured Pass Through Certificates, Ser K723, Cl A2
2.454%, 08/25/2023	1,193	1,184
FHLMC Multifamily Structured Pass Through Certificates, Ser K724, Cl A2
3.062%, 11/25/2023(A)	1,434	1,416
FHLMC Multifamily Structured Pass Through Certificates, Ser K725, Cl A2
3.002%, 01/25/2024	2,135	2,100
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	3,439	3,350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.886%, 06/25/2027(A)	$17,767	$455
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.709%, 01/25/2030(A)	12,367	1,058
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.675%, 01/25/2031(A)	13,569	481
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.612%, 03/25/2031(A)	10,167	324
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.749%, 10/25/2026(A)	23,323	402
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.869%, 03/25/2028(A)	7,588	198
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
5.208%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2024(A)	316	316
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
5.348%, ICE LIBOR USD 1 Month + 0.490%, 02/25/2026(A)	2,782	2,774
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
5.338%, ICE LIBOR USD 1 Month + 0.480%, 04/25/2026(A)	3,918	3,902
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
5.358%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2026(A)	3,129	3,123
FHLMC REMIC, Ser 2003-2571, Cl FY
5.698%, ICE LIBOR USD 1 Month + 0.750%, 12/15/2032(A)	1,920	1,934
FHLMC REMIC, Ser 2006-3148, Cl CF
5.348%, ICE LIBOR USD 1 Month + 0.400%, 02/15/2034(A)	80	79
FHLMC REMIC, Ser 2006-3153, Cl FX
5.298%, ICE LIBOR USD 1 Month + 0.350%, 05/15/2036(A)	59	58
FHLMC REMIC, Ser 2006-3174, Cl FA
5.248%, ICE LIBOR USD 1 Month + 0.300%, 04/15/2036(A)	1,124	1,111
FHLMC REMIC, Ser 2006-3219, Cl EF
5.348%, ICE LIBOR USD 1 Month + 0.400%, 04/15/2032(A)	1,696	1,683
FHLMC REMIC, Ser 2007-3339, Cl HF
5.468%, ICE LIBOR USD 1 Month + 0.520%, 07/15/2037(A)	1,708	1,695

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	$624	$616
FHLMC REMIC, Ser 2011-3788, Cl FA
5.478%, ICE LIBOR USD 1 Month + 0.530%, 01/15/2041(A)	2,391	2,373
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	2	2
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	128	5
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	143	5
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	160	2
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	97	4
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	2,816
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	1,353	1,206
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	1,090	1,024
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	1,178	1,106
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	279	8
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	266	9
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	367	32
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	198	8
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	185	8
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	520	26
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	290	12
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	153	6
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	978	930
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,944
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	830	33
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	4,816	4,586
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	2,362	2,260
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,113	1,048

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	$413	$33
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	526	80
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	486	460
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	4,466	4,247
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	637	593
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	5,596	5,143
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	656	134
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	2,088	315
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	4,085	593
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,403	1,136
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	3,730	3,416
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	7,424	6,361
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	3,405	487
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,738	627
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	2,501	2,190
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	6,704	6,469
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	187	193
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,813	279
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	689	32
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	4,257	616
FNMA
7.000%, 06/01/2037	2	2
6.500%, 05/01/2026 to 01/01/2036	49	50
6.000%, 09/01/2024	13	13
5.500%, 01/01/2024 to 06/01/2038	113	118
4.500%, 04/01/2026 to 08/01/2044	3,548	3,556
4.229%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.250%, 08/01/2029(A)	45	45
4.190%, 04/01/2028	1,825	1,822

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.190%, ICE LIBOR USD 6 Month + 1.575%, 08/01/2027(A)	$8	$8
4.146%, ICE LIBOR USD 6 Month + 1.843%, 09/01/2024(A)	23	23
4.045%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.045%, 05/01/2028(A)	–	–
4.000%, 05/01/2026 to 04/01/2042	3,468	3,427
3.850%, 01/01/2024	513	507
3.500%, 10/01/2027 to 02/01/2045	48,452	47,374
3.000%, 09/01/2027 to 11/01/2036	4,482	4,213
2.960%, 01/01/2027	1,152	1,101
2.720%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.520%, 12/01/2029(A)	7	7
2.500%, 01/01/2028 to 09/01/2036	28,152	26,820
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	793	721
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	278	9
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,968	394
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	2,991	473
FNMA REMIC, Ser 1994-77, Cl FB
6.520%, ICE LIBOR USD 1 Month + 1.500%, 04/25/2024(A)	–	–
FNMA REMIC, Ser 2002-53, Cl FK
5.420%, ICE LIBOR USD 1 Month + 0.400%, 04/25/2032(A)	38	37
FNMA REMIC, Ser 2006-76, Cl QF
5.420%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2036(A)	200	198
FNMA REMIC, Ser 2006-79, Cl DF
5.370%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036(A)	153	152
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	193	202
FNMA REMIC, Ser 2007-64, Cl FB
5.390%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2037(A)	1,161	1,148
FNMA REMIC, Ser 2008-16, Cl FA
5.720%, ICE LIBOR USD 1 Month + 0.700%, 03/25/2038(A)	515	515
FNMA REMIC, Ser 2009-110, Cl FD
5.770%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2040(A)	2,420	2,427
FNMA REMIC, Ser 2009-112, Cl FM
5.770%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2040(A)	1,555	1,560

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-82, Cl FC
5.940%, ICE LIBOR USD 1 Month + 0.920%, 10/25/2039(A)	$1,870	$1,889
FNMA REMIC, Ser 2009-82, Cl FD
5.870%, ICE LIBOR USD 1 Month + 0.850%, 10/25/2039(A)	1,989	2,004
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	525	515
FNMA REMIC, Ser 2010-56, Cl AF
5.570%, ICE LIBOR USD 1 Month + 0.550%, 06/25/2040(A)	1,556	1,543
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	1,286	1,215
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	420	21
FNMA REMIC, Ser 2012-120, Cl ZB
3.500%, 11/25/2042	2,677	2,529
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,692	2,363
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	1,506	135
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	1,790	77
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.538%, 05/25/2042(A)	44	3
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	248	11
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	342	7
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	223	9
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	535	17
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	1,002	98
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	1,750	1,641
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	389	369
FNMA REMIC, Ser 2013-121, Cl FA
5.420%, ICE LIBOR USD 1 Month + 0.400%, 12/25/2043(A)	11,342	11,167
FNMA REMIC, Ser 2013-130, Cl FQ
5.220%, ICE LIBOR USD 1 Month + 0.200%, 06/25/2041(A)	2,000	1,975
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	1,881	1,764
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	1,079	1,011
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	913	855

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	$6,645	$6,674
FNMA REMIC, Ser 2014-50, Cl SC, IO
0.000%, 08/25/2044(A)(B)	1,096	57
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.000%, 04/25/2055(A)(B)	936	38
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	655	631
FNMA REMIC, Ser 2015-42, Cl AI, IO
0.000%, 06/25/2055(A)(B)	1,075	51
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	959	911
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	157	9
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	419	42
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,544	1,469
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	114	112
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	2,490	435
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	211	8
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	438	414
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	458	80
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,778	1,692
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	977	960
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,934	348
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	10,118	9,685
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	2,446	2,332
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	3,072	3,025
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	3,348	315
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	2,395	162
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	4,097	668
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,637	1,456
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	3,097	614
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	4,123	632

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	$4,114	$668
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	4,782	659
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	4,233	667
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	6,312	6,272
FNMA TBA
5.000% - 5.500%, 05/15/2045 - 05/15/2053	52,867	52,907
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(A)	26,185	25,489
FNMA, Ser 2017-M13, Cl FA
5.178%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	173	171
FNMA, Ser 2018- M12, Cl FA
5.178%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(A)	180	179
FNMA, Ser 2019-M21, Cl X1, IO
1.511%, 05/25/2029(A)	11,624	627
GNMA
6.500%, 12/15/2037 to 02/20/2039	94	97
6.000%, 02/15/2029 to 06/15/2041	447	465
5.500%, 10/15/2034 to 02/15/2041	938	979
5.000%, 09/15/2039 to 04/15/2041	519	534
4.500%, 09/20/2049	1,395	1,379
4.000%, 07/15/2041 to 08/15/2041	54	53
3.500%, 06/20/2046	1,810	1,725
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,971	1,998
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,292	266
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	627	122
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	960	925
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,837	270
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	290	281
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	194	7
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,426	1,311
GNMA, Ser 2013-129, Cl AF
5.353%, ICE LIBOR USD 1 Month + 0.400%, 10/20/2039(A)	3,118	3,093
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	323	313
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	347	44

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	$350	$63
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	279	12
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	150	26
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	177	169
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	934	867
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,743	1,629
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	106	4
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	60	2
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	988	194
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	741	97
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	121	18
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	256	7
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	940	897
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	575	107
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	270	12
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	955	135
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	707	35
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	924	152
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,279	216
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	962	31
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	1,026	152
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	221	42
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	273	55
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,159	201
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	608	99
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	961	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	$547	$511
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,587	1,501
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,643	501
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	3,178	2,975
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,585	251
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,590	416
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	2,039	375
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	4,174	3,589
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	3,836	3,744
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	3,089	2,885
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	6,119	6,032
UMBS TBA
2.000% - 4.500%, 05/15/2038 - 05/15/2053	4,593	6,614

		427,760
Non-Agency Mortgage-Backed Obligations — 4.7%
Bella Vida Apts
4.500%, 06/01/2028	2,640	2,659
Greenspring Apt
4.125%, 06/01/2028	1,070	1,063
Landmark
3.980%, 07/01/2028	2,354	2,332
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,969	3,730
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	2,219	2,133
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	937	876
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	5,251	4,937
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	702	637
Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	9,344	8,416

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	$1,564	$1,403
Urbana Court
4.460%, 05/01/2028	1,714	1,721

		29,907
Total Mortgage-Backed Securities
(Cost $470,979) ($ Thousands)		457,667

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Notes
2.500%, 04/30/2024	6,240	6,098
2.500%, 05/31/2024	30,875	30,137
1.000%, 12/15/2024	20,300	19,261
0.250%, 05/15/2024	53,025	50,600
0.250%, 06/15/2024	51,925	49,420

Total U.S. Treasury Obligations
(Cost $161,433) ($ Thousands)		155,516

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS — 13.0%
BNP Paribas
4.800%, dated 04/28/2023 to be repurchased on 05/01/2023, repurchase price $41,116,440 (collateralized by U.S. Government obligations, ranging in par value $100 - $14,886,300, 0.000% - 5.500%, 10/26/2023 - 04/01/2053; with total market value $41,922,008) (C)	$41,100	$41,100
Deutsche Bank
4.790%, dated 04/28/2023 to be repurchased on 05/01/2023, repurchase price $40,416,126 (collateralized by U.S. Government obligations, ranging in par value $4,787,446 - $36,988,092, 4.500% - 5.000%, 04/01/2048 - 09/01/2052; with total market value $41,208,000) (C)	40,400	40,400

Total Repurchase Agreements
(Cost $81,500) ($ Thousands)		81,500

Total Investments in Securities — 110.7%
(Cost $713,912) ($ Thousands)		$694,683

A list of the open futures contracts held by the Fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,321	Jun-2023	$271,760	$272,343	$582
Ultra 10-Year U.S. Treasury Note	54	Jun-2023	6,571	6,558	(12)
			278,331	278,901	570
Short Contracts
U.S. 5-Year Treasury Note	(850)	Jun-2023	$(92,828)	$(93,281)	$(453)
U.S. 10-Year Treasury Note	(504)	Jun-2023	(58,014)	(58,062)	(48)
			(150,842)	(151,343)	(501)
			$127,489	$127,558	$69

Percentages are based on Net Assets of $627,484 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	No interest rate available.
(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.6%
Agency Mortgage-Backed Obligations — 99.2%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.886%, 06/25/2027(A)	$1,618	$41
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.814%, 04/25/2030(A)	1,145	103
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.529%, 07/25/2030(A)	1,318	103
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.052%, 09/25/2030(A)	1,515	84
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.864%, 12/25/2030(A)	2,317	106
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.675%, 01/25/2031(A)	2,988	106
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.612%, 03/25/2031(A)	1,340	43
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.578%, 02/25/2036(A)	602	25
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.749%, 10/25/2026(A)	2,126	37
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	85	3
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	96	3
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	103	1
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	114	4
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	176	6
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	137	5
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	128	5
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	189	8
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	274	255
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	259	21
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	111	21
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	185	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	$167	$139
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	194	29
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	242	26
FNMA
8.000%, 03/01/2027 to 09/01/2028	8	8
7.000%, 08/01/2032 to 09/01/2032	9	9
6.500%, 09/01/2032	18	18
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037(B)	439	358
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	35	1
FNMA Interest, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	289	30
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	149	21
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	30	1
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	158	7
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	98	10
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	308	17
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.000%, 04/25/2055(A)(C)	117	5
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	27	1
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	57	10
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	64
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	154	28
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	249	237
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	45
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	263
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	617
FNMA REMIC, Ser 2020-53, Cl ZM
2.000%, 08/25/2050	555	391
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	269	53
FNMA, Ser 2019-M21, Cl X1, IO
1.511%, 05/25/2029(A)	1,074	58
FNMA, Ser 2020-M2, Cl X, IO
0.403%, 01/25/2030(A)	829	9

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
8.000%, 07/15/2026 to 03/15/2032	$45	$46
7.750%, 10/15/2026	7	7
7.500%, 02/15/2027 to 10/15/2035	36	38
7.250%, 01/15/2028	2	2
6.500%, 10/15/2023 to 10/15/2038	147	152
6.000%, 12/15/2027 to 11/15/2034	103	105
5.500%, 01/15/2033 to 02/15/2041	580	598
5.000%, 06/15/2033 to 04/20/2053	2,438	2,476
4.500%, 08/15/2033 to 08/20/2049	1,746	1,752
4.000%, 03/20/2040 to 09/20/2048	3,573	3,510
3.875%, 05/15/2042 to 08/15/2042	686	673
3.500%, 03/20/2041 to 02/20/2049	7,342	6,984
3.000%, 10/15/2042 to 10/20/2051	8,383	7,741
2.500%, 07/20/2045 to 12/20/2051	9,523	8,435
2.000%, 11/20/2045 to 03/20/2051	6,355	5,467
GNMA TBA
5.000%, 05/15/2053	1,155	1,141
3.000%, 05/15/2053	687	472
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	254	52
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	281	55
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	212	180
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	224	33
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	129	5
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	31	1
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	261	235
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	49	43
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	56	48
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	228	29
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	231	41
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	370	329
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(D)	61	55
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	355	325
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	234	13
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	$75	$4
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	197	5
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	321	309
GNMA, Ser 2015-161, Cl GZ
3.000%, 11/20/2045	281	250
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	353	46
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	310	46
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	318	47
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	183	10
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	169	5
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	139	20
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	296	55
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	148	27
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	229	37
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	180	8
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	547	508
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	364	322
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	123	19
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	247	35
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	233	204
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	462	23
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	247	41
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	239	185
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	395	13
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	347	51
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	153	24
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	99	19

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	$80	$70
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	188
GNMA, Ser 2017-163, Cl BC
2.500%, 11/20/2047	231	191
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	147	98
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	385
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	177	36
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	280	45
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	194
GNMA, Ser 2018-37, Cl BY
3.500%, 03/20/2048	200	185
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	230
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	136	22
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	58	46
GNMA, Ser 2020-138, Cl LE
1.500%, 09/20/2050	167	137
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	166	31
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	524	32

		48,953
Non-Agency Mortgage-Backed Obligation — 0.4%
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	193	181

Total Mortgage-Backed Securities
(Cost $53,455) ($ Thousands)		49,134

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 3.2%
BNP Paribas
4.800%, dated 04/28/2023 to be repurchased on 05/01/2023, repurchase price $1,600,640 (collateralized by U.S. Government obligations, ranging in par value $6,006 - $887,214, 1.500% - 5.500%, 02/15/2025 – 04/01/2053; with total market value $1,632,055) (E)	$1,600	$1,600
Total Repurchase Agreement
(Cost $1,600) ($ Thousands)		1,600

Total Investments in Securities — 102.8%
(Cost $55,055) ($ Thousands)		$50,734

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	10	Jun-2023	$2,042	$2,062	$20
U.S. 5-Year Treasury Note	13	Jun-2023	1,394	1,427	33
U.S. Ultra Long Treasury Bond	1	Jun-2023	135	141	6
Ultra 10-Year U.S. Treasury Note	3	Jun-2023	363	364	1
			3,934	3,994	60
Short Contracts
U.S. 10-Year Treasury Note	(9)	Jun-2023	$(1,042)	$(1,037)	$5
U.S. Long Treasury Bond	(6)	Jun-2023	(754)	(790)	(36)
			(1,796)	(1,827)	(31)
			$2,138	$2,167	$29

Percentages are based on Net Assets of $49,332 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TBA — To Be Announced

Currency Abbreviations
USD — U.S. Dollar

SEI Daily Income Trust